Exploration and evaluation assets - Disclosure of detailed information about deferred exploration costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	$ 4,390,312	$ 2,333,269
Change in exploration and evaluation assets	1,418,528	2,057,043
Exploration and evaluation assets, ending balance	5,808,840	4,390,312
Turnagain Nickel Cobalt Project [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	4,390,312	2,333,269
Change in exploration and evaluation assets	1,415,270	2,057,043
Exploration and evaluation assets, ending balance	5,805,582	4,390,312
Turnagain Nickel Cobalt Project [Member] | Mineral property interests [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	179,500	179,500
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	179,500	179,500
Turnagain Nickel Cobalt Project [Member] | Assays and testing [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	2,339,750	2,299,514
Change in exploration and evaluation assets	20,122	40,236
Exploration and evaluation assets, ending balance	2,359,872	2,339,750
Turnagain Nickel Cobalt Project [Member] | Claims renewal / staking [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	479,199	471,644
Change in exploration and evaluation assets	0	7,555
Exploration and evaluation assets, ending balance	479,199	479,199
Turnagain Nickel Cobalt Project [Member] | Drilling [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	14,361,757	14,343,279
Change in exploration and evaluation assets	0	18,478
Exploration and evaluation assets, ending balance	14,361,757	14,361,757
Turnagain Nickel Cobalt Project [Member] | Environmental studies [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	1,815,621	1,671,686
Change in exploration and evaluation assets	87,097	143,935
Exploration and evaluation assets, ending balance	1,902,718	1,815,621
Turnagain Nickel Cobalt Project [Member] | Exploration data management [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	965,220	955,078
Change in exploration and evaluation assets	12,296	10,142
Exploration and evaluation assets, ending balance	977,516	965,220
Turnagain Nickel Cobalt Project [Member] | First Nations [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	250,468	221,024
Change in exploration and evaluation assets	25,476	29,444
Exploration and evaluation assets, ending balance	275,944	250,468
Turnagain Nickel Cobalt Project [Member] | Geochemistry [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	111,066	111,066
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	111,066	111,066
Turnagain Nickel Cobalt Project [Member] | Geological and engineering services [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	10,509,774	9,606,491
Change in exploration and evaluation assets	749,601	903,283
Exploration and evaluation assets, ending balance	11,259,375	10,509,774
Turnagain Nickel Cobalt Project [Member] | Geophysical services [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	801,643	801,643
Change in exploration and evaluation assets	52,436	0
Exploration and evaluation assets, ending balance	854,079	801,643
Turnagain Nickel Cobalt Project [Member] | Metallurgy [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	4,561,783	4,124,650
Change in exploration and evaluation assets	347,011	437,133
Exploration and evaluation assets, ending balance	4,908,794	4,561,783
Turnagain Nickel Cobalt Project [Member] | Petrographic work [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	43,957	43,957
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	43,957	43,957
Turnagain Nickel Cobalt Project [Member] | Project management [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	106,015	106,015
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	106,015	106,015
Turnagain Nickel Cobalt Project [Member] | Survey, mapping and camp [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	2,770,433	2,574,205
Change in exploration and evaluation assets	122,350	196,228
Exploration and evaluation assets, ending balance	2,892,783	2,770,433
Turnagain Nickel Cobalt Project [Member] | Transportation [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	2,984,941	2,877,751
Change in exploration and evaluation assets	15,504	107,190
Exploration and evaluation assets, ending balance	3,000,445	2,984,941
Turnagain Nickel Cobalt Project [Member] | Advances [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	71,645	0
Change in exploration and evaluation assets	(71,645)	71,645
Exploration and evaluation assets, ending balance	0	71,645
Turnagain Nickel Cobalt Project [Member] | Cost recovery [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(56,480)	(56,480)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(56,480)	(56,480)
Turnagain Nickel Cobalt Project [Member] | Asset retirement obligations [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	200,000	0
Change in exploration and evaluation assets	75,000	200,000
Exploration and evaluation assets, ending balance	275,000	200,000
Turnagain Nickel Cobalt Project [Member] | Property impairments [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(33,058,924)	(33,058,924)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(33,058,924)	(33,058,924)
Turnagain Nickel Cobalt Project [Member] | BC refundable mining tax credits [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(3,208,494)	(3,100,268)
Change in exploration and evaluation assets	(19,978)	(108,226)
Exploration and evaluation assets, ending balance	(3,228,472)	(3,208,494)
Turnagain Nickel Cobalt Project [Member] | Federal non-refundable mining tax credits, net of valuation allowance [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(61,185)	(61,185)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(61,185)	(61,185)
Turnagain Nickel Cobalt Project [Member] | Book value at date of sale of net smelter royalty [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(1,777,377)	(1,777,377)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(1,777,377)	(1,777,377)
Brazil Project [Member] | Claims renewal / staking [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	0	0
Change in exploration and evaluation assets	3,258	0
Exploration and evaluation assets, ending balance	$ 3,258	$ 0